Investments (Narrative) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Recognized net gains (losses) on venture capital securities and other securities	(97,058)	95,316	281,648
Proceeds from sale and maturities of available-for-sale securities	23,794,622	33,065,165	21,716,908
Unrealized loss on not other than temporary debt and equity securities	35,088	138,916
Gross realized gains on available-for-sale securities	178,043	191,945	97,930
Gross realized losses on available-for-sale securities	3,616	14,645	38,370
Available-for-Sale Securities [Member]
Asset impairment charges	1,515	6,667	224,925
Held-to-Maturity Securities [Member]
Asset impairment charges	901	8,208	17,218
Other Securities [Member]
Asset impairment charges	145,450	247	205,681
Collateralized Debt Obligations [Member]
Total exposures to asset-backed CDOs	435	12,133
Asset impairment charges	901	10,138
BOK, KDB and KOFC [Member]
Fair value of available-for-sale debt securities from financial institutions	2,733,264	2,993,060
Amortized cost of held-to-maturity debt securities	360,106	772,661